Note 17 - Parent Only Financial Statements (Details) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013
Cash Flows from Operating Activities
Net income (loss)	$ 218	$ 499	$ 988	$ (1,385)	$ (1,385)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net Cash Provided by (Used in) Operating Activities	738	790	3,095		3,127
Cash Flows from Investing Activities
Net Cash Provided by Investing Activities	4,713	(13,681)	(11,826)		(18,301)
Cash Flows from Financing Activities
Purchase of treasury stock					(476)
Net Cash Used in Financing Activities	(5,240)	(6,219)	(8,716)		6,172
Net (Decrease) Increase in Cash and Cash Equivalents	211	(19,110)	(17,447)		(9,002)
Cash and Cash Equivalents	7,519	5,645	7,308	24,755	24,755
Beginning of Period [Member] | Parent Company [Member]
Cash Flows from Financing Activities
Cash and Cash Equivalents	3,232	2,994	2,994	4,389	4,389
End of Period [Member] | Parent Company [Member]
Cash Flows from Financing Activities
Cash and Cash Equivalents	3,161	3,097	3,232	2,994	2,994
Parent Company [Member]
Cash Flows from Operating Activities
Net income (loss)	218	499	988		(1,385)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(396)	(546)	(1,118)		1,272
Net change in other assets and liabilities	14	64	192		88
Net Cash Provided by (Used in) Operating Activities	(164)	17	62		(25)
Cash Flows from Investing Activities
Repayment of ESOP loan receivable	93	86	176		162
Net Cash Provided by Investing Activities	93	86	176		162
Cash Flows from Financing Activities
Dividends paid to minority stockholders					(56)
Purchase of treasury stock					(476)
Capital distribution to Bank					(1,000)
Net Cash Used in Financing Activities					(1,532)
Net (Decrease) Increase in Cash and Cash Equivalents	$ (71)	$ 103	$ 238		$ (1,395)